DWS RREEF Real Assets Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	11.17%	9.95%
Bloomberg US Treasury Inflation Notes Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.84%	1.87%	2.24%
Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.03%	3.19%	3.56%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.43%)	2.39%	3.08%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.14%)	2.24%	2.73%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(0.76%)	3.21%	3.78%
Performance Inception Date	Jul. 30, 2007
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.47%	3.65%	3.61%
Performance Inception Date	Jul. 30, 2007
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.02%	4.15%	4.13%
Performance Inception Date	Jun. 01, 2011
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.56%	4.74%	4.71%
Performance Inception Date	Nov. 28, 2014
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.56%	4.74%	4.71%
Performance Inception Date	Jul. 30, 2007
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.44%	4.59%	4.54%
Performance Inception Date	Jul. 30, 2007